Related-party transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related-party transactions

40 Related-party transactions

Information about material related-party transactions of the Rio Tinto Group is set out below.

Subsidiary companies and joint operations

Details of investments in principal subsidiary companies are disclosed in note 33. Information relating to joint operations can be found in note 34.

Equity accounted units

Transactions and balances with equity accounted units are summarised below. Purchases, trade and other receivables, and trade and other payables relate largely to amounts charged by equity accounted units for toll processing of alumina and purchasing of bauxite and aluminium. Sales relate largely to sales of alumina to equity accounted units for smelting into aluminium.

		2018	2017	2016
Income statement items	Note	US$m	US$m	US$m
Purchases from equity accounted units		(1,209)	(993)	(1,216)
Sales to equity accounted units		493	210	248

Cash flow statement items		US$m	US$m	US$m
Dividends from equity accounted units		800	817	253
Net funding of equity accounted units		(9)	(3)	(12)

Balance sheet items		US$m	US$m	US$m
Investments in equity accounted units (a)	15	4,299	4,486	5,019
Loans to equity accounted units	20	38	39	39

Loans from equity accounted units	22	-	(31)	(49)
Trade and other receivables: amounts due from equity accounted units (b)	18	278	299	298
Trade and other payables: amounts due to equity accounted units	25	(223)	(175)	(243)

(a)	Investments in equity accounted units include quasi equity loans. Further information about investments in equity accounted units is set out in notes 35 and 36.
(b)	This includes prepayments of tolling charges.

Pension funds

Information relating to pension fund arrangements is set out in note 44.

Directors and key management

Details of directors’ and key management’s remuneration are set out in note 38 and in the Remuneration report on pages 103 to 136.